Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	FENBO HOLDINGS LIMITED
Entity Central Index Key	0001957001
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit J, 19/F, World Tech Centre
Entity Address, Address Line Two	95 How Ming Street
Entity Address, Address Line Three	Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
City Area Code	(852)
Local Phone Number	2343-3328
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5655 South Yosemite Street,
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Greenwood Village,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	(303)
Local Phone Number	292-3883